Share-based compensation - Summary of Stock Options Outstanding and Exercisable (Details)	12 Months Ended
	Mar. 31, 2026 shares $ / shares	Mar. 31, 2025 shares $ / shares	Mar. 31, 2024 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding (in shares) | shares	10,204,326	10,322,548	11,083,212
Weighted average remaining contractual life of outstanding share options (years)	4 years 1 month 17 days	4 years 6 months 25 days
Weighted average exercise price, options outstanding (in USD per share)	$ 16.85	$ 22.12	$ 24.73
Number of share options exercisable (in shares) | shares	5,858,817	5,124,556
Weighted average remaining contractual life of share options exercisable (years)	3 years 1 month 13 days	3 years 10 months 13 days
Weighted average exercisable price, options expired (in USD per share)	$ 19.91	$ 26.59
Exercise price range one
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding (in shares) | shares	1,669,455	2,449,818
Weighted average remaining contractual life of outstanding share options (years)	6 years 1 month 2 days	5 years 29 days
Weighted average exercise price, options outstanding (in USD per share)	$ 10.41	$ 11.93
Number of share options exercisable (in shares) | shares	323,076	1,059,585
Weighted average remaining contractual life of share options exercisable (years)	5 years 5 months 12 days	4 years 5 months 26 days
Weighted average exercisable price, options expired (in USD per share)	$ 10.41	$ 11.61
Exercise price range one | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share)	2.17	2.17
Exercise price range one | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share)	$ 10.68	$ 12.82
Exercise price range two
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding (in shares) | shares	1,564,319	2,176,643
Weighted average remaining contractual life of outstanding share options (years)	6 years 1 month 6 days	5 years 9 months 25 days
Weighted average exercise price, options outstanding (in USD per share)	$ 11.11	$ 13.92
Number of share options exercisable (in shares) | shares	376,807	624,814
Weighted average remaining contractual life of share options exercisable (years)	5 years 9 months 21 days	5 years 6 months 25 days
Weighted average exercisable price, options expired (in USD per share)	$ 11.24	$ 13.83
Exercise price range two | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share)	10.69	12.83
Exercise price range two | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share)	$ 12.61	$ 14.19
Exercise price range three
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding (in shares) | shares	2,315,709	1,835,467
Weighted average remaining contractual life of outstanding share options (years)	3 years 5 months 12 days	5 years 3 months 7 days
Weighted average exercise price, options outstanding (in USD per share)	$ 13.19	$ 16.45
Number of share options exercisable (in shares) | shares	1,727,108	865,102
Weighted average remaining contractual life of share options exercisable (years)	3 years 1 month 28 days	4 years 10 months 24 days
Weighted average exercisable price, options expired (in USD per share)	$ 13.18	$ 17.16
Exercise price range three | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share)	12.62	14.20
Exercise price range three | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share)	$ 14.52	$ 20.93
Exercise price range four
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding (in shares) | shares	2,483,234	1,976,335
Weighted average remaining contractual life of outstanding share options (years)	4 years 2 months 23 days	2 years 10 months 9 days
Weighted average exercise price, options outstanding (in USD per share)	$ 15.87	$ 23.30
Number of share options exercisable (in shares) | shares	1,562,201	1,435,603
Weighted average remaining contractual life of share options exercisable (years)	3 years 9 months 3 days	2 years 5 months 1 day
Weighted average exercisable price, options expired (in USD per share)	$ 16.37	$ 23.83
Exercise price range four | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share)	14.53	20.94
Exercise price range four | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share)	$ 20.74	$ 30.75
Exercise price range five
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding (in shares) | shares	2,171,609	1,884,285
Weighted average remaining contractual life of outstanding share options (years)	1 year 9 months 18 days	3 years 6 months 21 days
Weighted average exercise price, options outstanding (in USD per share)	$ 30.97	$ 49.14
Number of share options exercisable (in shares) | shares	1,869,625	1,139,452
Weighted average remaining contractual life of share options exercisable (years)	1 year 7 months 9 days	3 years 4 months 24 days
Weighted average exercisable price, options expired (in USD per share)	$ 32.48	$ 58.15
Exercise price range five | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share)	20.75	30.76
Exercise price range five | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share)	$ 93.45	$ 93.45